                                                                                            American Skandia Life
                                                                                              Assurance Corporation
                                                                                                One Corporate Drive
                                                                                                       P.O. Box 883
                                                                                            Shelton, CT  06484-0883
                                                                                          Telephone: (203) 925-1888
                                                                                               FAX:  (203) 925-6932

Writer's Direct Dial (203) 402-1279

May 1, 2002

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 33-62793
         Investment Company Act No. 811-5438

Dear Sir/Madam:

In accordance  with  paragraph (j) of Rule 497 of the  Securities  Act of 1933,  we certify that:  (1) the form of Prospectus  and
Statement of Additional  Information for the American Skandia XTra CreditSM,  Stagecoach Extra Credit Variable Annuity,  Evergreen
Skandia  Harvester XTra Credit Variable Annuity and American Skandia XTra CreditSM  Premier  products,  that would have been filed under  paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent  registration  statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus and statement of additional information in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Marta A. Collins
Marta A. Collins, Esq.

cc:      Patrick Scott, Esq.

ASXT/Wells XT/EVA XT/FUSI XT